STATEMENT OF AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance		$ (7,662)		$ (7,499)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(5,496)	[1]	(354)	[2]
Amounts reclassified from AOCI (4) (5) (6)	[5]	378	[3],[4]	191	[6]
Other Comprehensive Income (Loss), Net of Tax		(5,118)		(163)		$ 1,834
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance		(12,780)		(7,662)		(7,499)
Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance		(3,876)		(3,529)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		1,390	[1]	(305)	[2]
Amounts reclassified from AOCI (4) (5) (6)	[5]	(156)	[3],[4]	(42)	[6]
Other Comprehensive Income (Loss), Net of Tax		1,234		(347)
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance		(2,642)		(3,876)		(3,529)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance		(18)		(27)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		26	[1]	20	[2]
Amounts reclassified from AOCI (4) (5) (6)	[5]	(2)	[3],[4]	(11)	[6]
Other Comprehensive Income (Loss), Net of Tax		24		9
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance		6		(18)		(27)
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance		(5,165)		(4,296)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		563	[1]	(1,113)	[2]
Amounts reclassified from AOCI (4) (5) (6)	[5]	281	[3],[4]	244	[6]
Other Comprehensive Income (Loss), Net of Tax		844		(869)
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance		(4,321)		(5,165)		(4,296)
Foreign Currency Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance		1,397		353
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(7,475)	[1]	1,044	[2]
Amounts reclassified from AOCI (4) (5) (6)	[5]	255	[3],[4]	0	[6]
Other Comprehensive Income (Loss), Net of Tax		(7,220)		1,044
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance		$ (5,823)		$ 1,397		$ 353

[1]	Net of tax (benefit)/expense of $741, $1, and $219 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2015.
[2]	Net of tax (benefit)/expense of $(207), $3 and $(450) for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2014.
[3]	Amounts reclassified from AOCI for financial statement translation relate to the foreign currency losses written off as part of the deconsolidation of our Venezuelan subsidiaries. These losses were reclassified into Venezuela deconsolidation charge on the Consolidated Statements of Earnings.
[4]	Net of tax (benefit)/expense of $(2), $(1), and $109 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2015.
[5]	See Note 5 for classification of gains and losses from hedges in the Consolidated Statements of Earnings. Gains and losses on investment securities are reclassified from AOCI into Other non-operating income, net. Gains and losses on pension and other retiree benefits are reclassified from AOCI into Cost of products sold and SG&A, and are included in the computation of net periodic pension cost (see Note 9 for additional details).
[6]	Net of tax (benefit)/expense of $(2), $(7), and $94 for gains/losses on hedges, investment securities and pension and other retiree benefit items, respectively, for the period ended June 30, 2014.